JPMORGAN TRUST III

270 PARK AVENUE

NEW YORK, NEW YORK 10017

VIA EDGAR

September 30, 2014

Catherine C. Gordon

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	JPMorgan Trust III (the “Trust”) and JPMorgan Multi-Manager Alternatives Fund (the “Fund”); File Nos. 333-192502; 811-22915

Dear Ms. Gordon:

We submit for filling Pre-Effective amendment No. 2 to the Trust’s registration statement. The Trust previously submitted Pre-Effective Amendment No.1 on February 24, 2014 in response to comments provided by the staff of the SEC. This filing is made for the purpose of adding the names of sub-advisers to the prospectus and statement of additional information, clarifying certain disclosure regarding the Fund’s investment strategy (e.g., the table in the prospectus setting forth the expected allocation ranges of each strategy has been updated and the global tactical asset allocation sub-strategy has been moved from the relative value category to the opportunistic macro category), updating certain risk factor disclosure and other disclosure, including audited seed financial statement and adding required exhibits to the registration statement. As we previously discussed, after you have had an opportunity to review the updated filing, the Trust would like to discuss the possibility of having the registration statement declared effective.

Please call me at (212) 648-0919 with any questions.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

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